Finance Income (Tables)	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Schedule of finance income

	2018 £’000	2017 £’000	2016 £’000
Interest income on bank deposits	£26	£15	£17
Other interest income	9	3	4
Foreign exchange gain	—	—	4
Fair value gain on forward foreign exchange contracts held for trading	—	—	1,043
Total	£35	£18	£1,068